Schedules of investments
12/31/20 (UNAUDITED)

Ariel Fund
Number of shares	Common stocks—99.06%	Value
	Basic materials—1.79%
5,120,584	U.S. Silica Holdings, Inc.(a)	$35,946,500
	Consumer discretionary—39.97%
4,741,189	Mattel, Inc.(b)	82,733,748
586,704	Mohawk Industries, Inc.(b)	82,695,929
3,902,235	Nielsen Holdings plc	81,439,644
5,320,989	MSG Networks, Inc.(b)	78,431,378
724,824	Madison Square Garden Entertainment Corp.(b)	76,135,513
2,013,165	ViacomCBS, Inc.	75,010,528
3,173,966	Interpublic Group of Cos., Inc.	74,651,680
3,546,998	Meredith Corp.	68,102,362
4,408,277	TEGNA, Inc.	61,495,464
1,641,499	Adtalem Global Education, Inc.(b)	55,728,891
402,940	Royal Caribbean Cruises Ltd.	30,095,589
1,012,665	Knowles Corp.(b)	18,663,416
64,769	Vail Resorts, Inc.	18,067,960
		803,252,102
	Consumer staples—2.38%
413,245	J.M. Smucker Co.	47,771,122
	Energy—1.91%
1,447,010	Core Laboratories N.V.	38,360,235
	Financials—20.11%
1,872,703	Lazard Ltd., Class A	79,215,337
1,794,939	KKR & Co., Inc.	72,677,080
732,600	Northern Trust Corp.	68,234,364
593,300	Affiliated Managers Group, Inc.	60,338,610
974,888	First American Financial Corp.	50,333,467
1,159,249	Janus Henderson Group plc	37,687,185
521,307	BOK Financial Corp.	35,699,103
		404,185,146
	Health care—8.68%
2,223,415	Envista Holdings Corp.(b)	74,995,788
285,500	Laboratory Corp. of America Holdings(b)	58,113,525
84,706	Charles River Laboratories Intl, Inc.(b)	21,164,641
34,781	Bio-Rad Laboratories, Inc.(b)	20,275,236
		174,549,190
	Industrials—14.71%
365,463	Snap-on, Inc.	62,545,338
1,635,641	Kennametal, Inc.	59,275,630
391,785	Keysight Technologies, Inc.(b)	51,750,881
134,000	Zebra Technologies Corp.(b)	51,500,220
854,700	Masco Corp.	46,948,671
252,747	Simpson Manufacturing Co., Inc.	23,619,207
		295,639,947
	Real estate—6.26%
500,299	JLL(b)	74,229,363
824,253	CBRE Group, Inc., Class A(b)	51,697,148
		125,926,511
	Utilities—3.25%
942,900	Stericycle, Inc.(b)	65,371,257
	Total common stocks (Cost $1,187,826,007)	1,991,002,010
See Notes to Schedules of Investments.

800.292.7435    1

Schedules of investments (continued)
12/31/20 (UNAUDITED)

Ariel Fund (continued)

Number of shares	Short-term investments—0.89%	Value
17,849,560	Northern Institutional Treasury Portfolio, 0.01%(c)	$17,849,560
	Total short-term investments (Cost $17,849,560)	17,849,560
	Total Investments—99.95% (Cost $1,205,675,567)	2,008,851,570
	Other Assets less Liabilities—0.05%	904,700
	Net Assets—100.00%	$2,009,756,270
Ariel Appreciation Fund
Number of shares	Common stocks—96.78%	Value
	Consumer discretionary—25.42%
2,482,800	Mattel, Inc.(b)	$43,324,860
1,804,430	Interpublic Group of Cos., Inc.	42,440,194
974,200	BorgWarner, Inc.	37,643,088
1,261,624	Nielsen Holdings plc	26,330,093
231,888	Madison Square Garden Entertainment Corp.(b)	24,357,516
252,500	CarMax, Inc.(b)	23,851,150
1,541,137	MSG Networks, Inc.(b)	22,716,359
1,150,900	Knowles Corp.(b)	21,211,087
477,398	ViacomCBS, Inc.	17,787,850
62,500	Vail Resorts, Inc.	17,435,000
255,500	Omnicom Group, Inc.	15,935,535
188,300	Nordstrom, Inc.	5,876,843
		298,909,575
	Consumer staples—5.92%
255,275	J.M. Smucker Co.	29,509,790
721,300	Walgreens Boots Alliance, Inc.	28,765,444
250,200	Molson Coors Brewing Co.	11,306,538
		69,581,772
	Energy—0.98%
839,400	National Oilwell Varco	11,524,962
	Financials—32.40%
519,400	Northern Trust Corp.	48,376,916
1,035,420	Lazard Ltd., Class A	43,798,266
926,000	Aflac, Inc.	41,179,220
154,700	Goldman Sachs Group, Inc.	40,795,937
591,289	BOK Financial Corp.	40,491,471
729,200	The Charles Schwab Corp.	38,676,768
378,200	Progressive Corp.	37,396,416
692,050	First American Financial Corp.	35,730,542
605,368	KKR & Co., Inc.	24,511,350
251,489	Houlihan Lokey, Inc.	16,907,605
61,954	Willis Towers Watson plc	13,052,469
		380,916,960
	Health care—13.60%
1,236,122	Envista Holdings Corp.(b)	41,694,395
185,700	Laboratory Corp. of America Holdings(b)	37,799,235
236,400	Zimmer Biomet Holdings, Inc.	36,426,876
520,515	Cardinal Health, Inc.	27,878,783
64,180	Charles River Laboratories Intl, Inc.(b)	16,036,015
		159,835,304
See Notes to Schedules of Investments.

2    ARIELINVESTMENTS.COM

Schedules of investments (continued)
12/31/20 (UNAUDITED)

Ariel Appreciation Fund (continued)

Number of shares	Common stocks—96.78%	Value
	Industrials—13.26%
910,400	Kennametal, Inc.	$32,992,896
181,899	Stanley Black & Decker, Inc.	32,479,885
213,415	Keysight Technologies, Inc.(b)	28,189,987
151,400	Snap-on, Inc.	25,910,596
416,200	FLIR Systems, Inc.	18,242,046
71,200	Littelfuse, Inc.	18,131,792
		155,947,202
	Real estate—1.98%
370,350	CBRE Group, Inc., Class A(b)	23,228,352
	Utilities—3.22%
545,600	Stericycle, Inc.(b)	37,826,448
	Total common stocks (Cost $683,844,340)	1,137,770,575
Number of shares	Short-term investments—3.22%	Value
37,836,589	Northern Institutional Treasury Portfolio, 0.01%(c)	$37,836,589
	Total short-term investments (Cost $37,836,589)	37,836,589
	Total Investments—100.00% (Cost $721,680,929)	1,175,607,164
	Other Assets less Liabilities—0.00%	12,370
	Net Assets—100.00%	$1,175,619,534
Ariel Focus Fund
Number of shares	Common stocks—98.48%	Value
	Basic materials—4.40%
102,000	Mosaic Co.	$2,347,020
	Consumer discretionary—24.15%
31,900	Madison Square Garden Entertainment Corp.(b)	3,350,776
81,572	ViacomCBS, Inc.	3,039,373
123,900	Nielsen Holdings plc	2,585,793
55,000	BorgWarner, Inc.	2,125,200
12,600	Mohawk Industries, Inc.(b)	1,775,970
		12,877,112
	Consumer staples—3.04%
10,700	J.M. Smucker Co.	1,236,920
9,700	Walgreens Boots Alliance, Inc.	386,836
		1,623,756
	Energy—3.24%
94,400	Apache Corp.	1,339,536
28,100	National Oilwell Varco	385,813
		1,725,349
	Financials—26.27%
10,900	Goldman Sachs Group, Inc.	2,874,439
67,000	Lazard Ltd., Class A	2,834,100
27,300	BOK Financial Corp.	1,869,504
36,900	Bank of New York Mellon Corp.	1,566,036
15,300	Progressive Corp.	1,512,864
25,300	First American Financial Corp.	1,306,239
See Notes to Schedules of Investments.

800.292.7435    3

Schedules of investments (continued)
12/31/20 (UNAUDITED)

Ariel Focus Fund (continued)

Number of shares	Common stocks—98.48%	Value
	Financials—26.27%
25,800	KKR & Co., Inc.	$1,044,642
6,300	Northern Trust Corp.	586,782
14,900	Pershing Square Tontine Holdings Ltd.(b)	413,028
		14,007,634
	Health care—14.26%
14,450	Zimmer Biomet Holdings, Inc.	2,226,601
9,100	Laboratory Corp. of America Holdings(b)	1,852,305
11,250	Johnson & Johnson	1,770,525
79,800	Hanger, Inc.(b)	1,754,802
		7,604,233
	Industrials—18.00%
15,900	Snap-on, Inc.	2,721,126
100,300	Western Union Co.	2,200,582
4,481	Lockheed Martin Corp.	1,590,665
7,600	Stanley Black & Decker, Inc.	1,357,056
95,000	Team, Inc.(b)	1,035,500
15,800	FLIR Systems, Inc.	692,514
		9,597,443
	Technology—5.12%
42,200	Oracle Corp.	2,729,918
	Total common stocks (Cost $41,212,793)	52,512,465
Number of shares	Short-term investments—1.34%	Value
717,003	Northern Institutional Treasury Portfolio, 0.01%(c)	$717,003
	Total short-term investments (Cost $717,003)	717,003
	Total Investments—99.82% (Cost $41,929,796)	53,229,468
	Other Assets less Liabilities—0.18%	95,056
	Net Assets—100.00%	$53,324,524
Ariel International Fund
Number of shares	Common stocks—89.03%	Value
	Belgium—0.56%
59,498	KBC Group NV(b)	$4,163,439
	Brazil—0.05%
44,720	Telefonica Brasil SA ADR	395,772
	Canada—0.45%
169,994	Element Fleet Management Corp.	1,786,880
57,782	IGM Financial, Inc.	1,566,546
		3,353,426
	China—7.51%
193,865	Baidu, Inc. ADR(b)	41,921,368
2,399,500	China Mobile Ltd.	13,680,565
		55,601,933
	Denmark—0.91%
96,406	Novo Nordisk A/S	6,725,203
See Notes to Schedules of Investments.

4    ARIELINVESTMENTS.COM

Schedules of investments (continued)
12/31/20 (UNAUDITED)

Ariel International Fund (continued)

Number of shares	Common stocks—89.03%	Value
	Finland—1.98%
1,946,243	Nokia Corp.(b)	$7,517,021
1,834,603	Nokia Corp. ADR(b)	7,173,298
		14,690,319
	France—6.40%
261,010	Michelin (CGDE)	33,464,660
55,332	Thales SA	5,062,966
101,806	Vivendi SA	3,280,915
46,680	BNP Paribas SA(b)	2,458,133
14,823	Safran SA(b)	2,099,683
17,915	Societe BIC SA	1,012,440
		47,378,797
	Germany—10.79%
300,205	Deutsche Boerse AG	51,116,606
7,685,354	Telefonica Deutschland Holding	21,167,610
16,305	Muenchener Rueckversicherungs-Gesellschaft AG	4,844,644
20,976	Fresenius Medical Care AG & Co. KGaA	1,749,134
9,208	Beiersdorf AG	1,058,548
		79,936,542
	Hong Kong—1.20%
963,500	CLP Holdings Ltd.	8,911,112
	Italy—4.74%
5,356,263	Snam SpA	30,250,005
637,261	Italgas SpA	4,059,361
92,803	Banca Mediolanum SpA(b)	806,215
		35,115,581
	Japan—20.29%
98,300	Nintendo Co., Ltd.	63,102,841
1,157,200	Subaru Corp.	23,154,337
980,800	Japan Tobacco, Inc.	19,995,731
513,000	Bridgestone Corp.	16,824,275
109,400	Secom Co., Ltd.	10,092,339
211,900	Nippon Telegraph & Telephone Corp.	5,437,143
55,900	Daito Trust Construction Co., Ltd.	5,224,114
104,500	Sankyo Co., Ltd.	2,827,524
70,500	Ono Pharmaceutical Co., Ltd.	2,124,504
49,900	KDDI Corp.	1,479,548
		150,262,356
	Luxembourg—0.30%
46,018	RTL Group(b)	2,238,813
	Netherlands—4.86%
1,274,054	Koninklijke Ahold Delhaize N.V.	35,969,517
	Peru—0.10%
4,407	Credicorp Ltd.	722,836
	Portugal—0.14%
62,782	Jeronimo Martins SGPS SA	1,059,961
	Singapore—0.13%
136,700	Singapore Exchange Ltd.	959,879
	Spain—4.17%
910,294	Endesa SA	24,854,558
454,806	Tecnicas Reunidas SA(b)	6,011,741
		30,866,299
See Notes to Schedules of Investments.

800.292.7435    5

Schedules of investments (continued)
12/31/20 (UNAUDITED)

Ariel International Fund (continued)

Number of shares	Common stocks—89.03%	Value
	Switzerland—10.85%
155,781	Roche Holding AG	$54,258,299
32,327	Swisscom AG	17,409,299
66,258	Novartis AG	6,238,718
15,955	Nestle SA	1,886,062
5,834	Novartis AG ADR	550,905
		80,343,283
	United Kingdom—7.52%
1,993,599	GlaxoSmithKline plc	36,586,231
786,945	National Grid plc	9,308,674
2,878,411	Vodafone Group plc	4,760,473
651,024	Direct Line Insurance Group plc	2,839,978
85,673	St. James's Place plc	1,327,984
24,438	Close Brothers Group plc	461,850
7,430	AstraZeneca plc ADR	371,426
		55,656,616
	United States—6.08%
484,938	Philip Morris Intl, Inc.	40,148,017
36,678	Check Point Software Technologies Ltd.(b)	4,874,873
		45,022,890
	Total common stocks (Cost $557,417,329)	659,374,574
Number of shares	Investment companies—1.16%	Value
	Exchange traded funds—1.16%
182,538	Vanguard FTSE Developed Markets ETF	$8,617,619
	Total Investment companies (Cost $7,618,461)	8,617,619
Number of shares	Short-term investments—6.66%	Value
49,288,335	Northern Institutional Treasury Portfolio, 0.01%(c)	$49,288,335
	Total short-term investments (Cost $49,288,335)	49,288,335
	Total Investments—96.85% (Cost $614,324,125)	717,280,528
	Cash, Foreign Currency, Other Assets less Liabilities—3.15%	23,344,976
	Net Assets—100.00%	$740,625,504
Open foreign currency contracts as of December 31, 2020
Contract settlement date	Counterparty	Currency to be received	Amount to be received	Currency to be delivered	Amount to be delivered	Unrealized appreciation (depreciation)
Open forward currency contracts with unrealized appreciation
02/03/2021	UBS AG	NOK	11,078,570	EUR	1,021,694	$42,830
02/03/2021	UBS AG	SEK	22,794,921	EUR	2,217,036	61,008
02/03/2021	UBS AG	AUD	44,364,416	USD	32,266,240	1,949,256
02/03/2021	UBS AG	AUD	10,597,628	USD	8,077,830	95,457
02/03/2021	UBS AG	GBP	31,164,878	USD	40,869,309	1,759,736
02/03/2021	UBS AG	NOK	27,653,662	USD	3,019,205	205,845
02/03/2021	UBS AG	SEK	100,616,310	USD	11,586,224	$647,955
Subtotal UBS AG						4,762,087
02/03/2021	Northern Trust	SGD	7,564,669	USD	5,599,518	124,539
02/03/2021	Northern Trust	SEK	42,482,648	USD	5,140,437	25,130
See Notes to Schedules of Investments.

6    ARIELINVESTMENTS.COM

Schedules of investments (continued)
12/31/20 (UNAUDITED)

Ariel International Fund (continued)

Contract settlement date	Counterparty	Currency to be received	Amount to be received	Currency to be delivered	Amount to be delivered	Unrealized appreciation (depreciation)
Subtotal Northern Trust						149,669
02/03/2021	JPMorgan Chase	AUD	1,979,966	CHF	1,301,000	55,910
02/03/2021	JPMorgan Chase	AUD	2,192,198	USD	1,593,320	97,385
Subtotal JPMorgan Chase						153,295
Subtotal - Open forward currency contracts with unrealized appreciation						$5,065,051
Open forward currency contracts with unrealized depreciation
02/03/2021	UBS AG	USD	27,271,993	CNH	181,425,731	$(564,327)
Subtotal UBS AG						(564,327)
02/03/2021	Northern Trust	USD	4,390,202	CNH	28,704,164	(13,905)
02/03/2021	Northern Trust	USD	1,020,878	CNH	6,793,635	(21,476)
02/03/2021	Northern Trust	USD	4,601,347	CNH	30,620,586	(96,798)
02/03/2021	Northern Trust	USD	6,278,210	CNH	41,779,603	(132,074)
Subtotal Northern Trust						(264,253)
02/03/2021	JPMorgan Chase	USD	943,409	CAD	1,230,330	(23,275)
02/03/2021	JPMorgan Chase	USD	1,873,448	CAD	2,443,223	(46,220)
02/03/2021	JPMorgan Chase	JPY	1,041,392,123	CNH	66,915,731	(177,104)
02/03/2021	JPMorgan Chase	JPY	3,258,905,603	USD	31,576,973	(2,092)
Subtotal JPMorgan Chase						(248,691)
Subtotal - Open forward currency contracts with unrealized depreciation						$(1,077,271)
Net unrealized appreciation (depreciation) on forward currency contracts						$3,987,780
Ariel Global Fund
Number of shares	Common stocks—90.47%	Value
	Belgium—0.10%
1,954	KBC Group NV(b)	$136,733
	Brazil—1.31%
242,861	BB Seguridade Participacoes SA	1,389,915
49,900	Telefonica Brasil SA	448,646
		1,838,561
	Canada—0.21%
10,755	IGM Financial, Inc.	291,582
	China—11.33%
60,160	Baidu, Inc. ADR(b)	13,008,998
506,000	China Mobile Ltd.	2,884,920
		15,893,918
	Denmark—0.35%
6,995	Novo Nordisk A/S	487,965
	Finland—1.42%
370,934	Nokia Corp.(b)	1,432,667
144,316	Nokia Corp. ADR(b)	564,276
		1,996,943
See Notes to Schedules of Investments.

800.292.7435    7

Schedules of investments (continued)
12/31/20 (UNAUDITED)

Ariel Global Fund (continued)

Number of shares	Common stocks—90.47%	Value
	France—3.99%
36,217	Michelin (CGDE)	$4,643,460
13,478	Vivendi SA	434,357
2,678	Safran SA(b)	379,340
1,581	Thales SA	144,664
		5,601,821
	Germany—3.94%
27,421	Deutsche Boerse AG	4,669,038
265,200	Telefonica Deutschland Holding	730,435
451	Muenchener Rueckversicherungs-Gesellschaft AG	134,004
		5,533,477
	Hong Kong—0.53%
81,000	CLP Holdings Ltd.	749,144
	Italy—1.21%
278,059	Snam SpA	1,570,365
20,037	Italgas SpA	127,636
		1,698,001
	Japan—9.27%
9,650	Nintendo Co., Ltd.	6,194,735
116,400	Subaru Corp.	2,329,040
106,400	Japan Tobacco, Inc.	2,169,194
48,400	Bridgestone Corp.	1,587,320
3,400	Secom Co., Ltd.	313,656
2,200	Daito Trust Construction Co., Ltd.	205,600
7,700	Nippon Telegraph & Telephone Corp.	197,574
		12,997,119
	Mexico—0.27%
134,529	Wal-Mart de Mexico SAB de CV	378,448
	Netherlands—0.63%
31,510	Koninklijke Ahold Delhaize N.V.	889,601
	Peru—0.63%
5,384	Credicorp Ltd.	883,084
	South Africa—0.31%
108,399	Sanlam Ltd.	433,375
	South Korea—1.33%
24,321	KT&G Corp.	1,862,153
	Spain—1.64%
84,432	Endesa SA	2,305,321
	Switzerland—7.74%
28,184	Roche Holding AG	9,816,447
1,029	Swisscom AG	554,155
3,652	Novartis AG	343,865
1,163	Nestle SA	137,480
		10,851,947
	Taiwan—0.15%
28,000	Catcher Technology Co., Ltd.	205,282
See Notes to Schedules of Investments.

8    ARIELINVESTMENTS.COM

Schedules of investments (continued)
12/31/20 (UNAUDITED)

Ariel Global Fund (continued)

Number of shares	Common stocks—90.47%	Value
	United Kingdom—6.17%
382,439	GlaxoSmithKline plc	$7,018,463
79,092	National Grid plc	935,570
31,640	Vodafone Group plc ADR	521,427
110,831	Vodafone Group plc	183,298
		8,658,758
	United States—37.94%
58,407	Microsoft Corp.	12,990,885
91,417	Philip Morris Intl, Inc.	7,568,413
122,597	Gilead Sciences, Inc.	7,142,501
26,539	Berkshire Hathaway, Inc., Class B(b)	6,153,598
33,930	Johnson & Johnson	5,339,903
42,316	Amdocs Ltd.	3,001,474
48,339	Verizon Communications, Inc.	2,839,916
30,594	NetApp, Inc.	2,026,547
63,347	Tapestry, Inc.	1,968,825
46,233	Equity Commonwealth	1,261,236
10,961	Bristol-Myers Squibb Co.	679,911
16,304	Foot Locker, Inc.	659,334
4,744	Check Point Software Technologies Ltd.(b)	630,525
10,976	U.S. Bancorp	511,372
2,514	Intercontinental Exchange, Inc.	289,839
3,024	Cisco Systems, Inc.	135,324
8,032	Acacia Research Corp.(b)	31,646
		53,231,249
	Total common stocks (Cost $96,453,711)	126,924,482
Number of shares	Short-term investments—7.28%	Value
10,209,445	Northern Institutional Treasury Portfolio, 0.01%(c)	$10,209,445
	Total short-term investments (Cost $10,209,445)	10,209,445
	Total Investments—97.75% (Cost $106,663,156)	137,133,927
	Cash, Foreign Currency, Other Assets less Liabilities—2.25%	3,153,153
	Net Assets—100.00%	$140,287,080
Open foreign currency contracts as of December 31, 2020
Contract settlement date	Counterparty	Currency to be received	Amount to be received	Currency to be delivered	Amount to be delivered	Unrealized appreciation (depreciation)
Open forward currency contracts with unrealized appreciation
02/03/2021	UBS AG	NOK	2,012,339	EUR	185,583	$7,780
02/03/2021	UBS AG	SEK	3,380,554	EUR	328,793	9,048
02/03/2021	UBS AG	CAD	495,980	USD	380,597	9,100
Subtotal UBS AG						25,928
02/03/2021	Northern Trust	SEK	2,106,376	GBP	185,007	3,057
02/03/2021	Northern Trust	SGD	736,755	USD	545,361	12,129
Subtotal Northern Trust						15,186
02/03/2021	JPMorgan Chase	AUD	522,773	CHF	343,000	15,333
02/03/2021	JPMorgan Chase	AUD	660,780	CHF	437,754	$14,625
02/03/2021	JPMorgan Chase	CAD	1,498,691	CHF	1,039,665	1,931
See Notes to Schedules of Investments.

800.292.7435    9

Schedules of investments (continued)
12/31/20 (UNAUDITED)

Ariel Global Fund (continued)

Contract settlement date	Counterparty	Currency to be received	Amount to be received	Currency to be delivered	Amount to be delivered	Unrealized appreciation (depreciation)
02/03/2021	JPMorgan Chase	CAD	588,862	CHF	407,753	1,607
02/03/2021	JPMorgan Chase	AUD	1,699,323	EUR	1,043,745	34,436
Subtotal JPMorgan Chase						67,932
Subtotal - Open forward currency contracts with unrealized appreciation						$109,046
Open forward currency contracts with unrealized depreciation
02/03/2021	UBS AG	USD	336,574	CNH	2,239,043	$(6,965)
02/03/2021	UBS AG	USD	3,795,548	CNH	25,249,719	(78,540)
02/03/2021	UBS AG	CAD	1,175,164	EUR	761,334	(7,513)
02/03/2021	UBS AG	USD	676,709	GBP	516,024	(29,137)
Subtotal UBS AG						(122,155)
02/03/2021	Northern Trust	USD	530,453	CNH	3,530,007	(11,159)
02/03/2021	Northern Trust	USD	594,089	CNH	3,953,482	(12,498)
02/03/2021	Northern Trust	USD	654,573	CNH	4,352,590	(13,249)
02/03/2021	Northern Trust	USD	746,016	CNH	4,964,515	(15,694)
02/03/2021	Northern Trust	USD	421,372	GBP	321,420	(18,284)
Subtotal Northern Trust						(70,884)
02/03/2021	JPMorgan Chase	USD	368,237	CHF	332,921	(8,215)
02/03/2021	JPMorgan Chase	USD	727,042	CHF	657,314	(16,220)
02/03/2021	JPMorgan Chase	USD	334,670	CNH	2,229,493	(7,404)
02/03/2021	JPMorgan Chase	USD	553,174	EUR	467,703	(18,668)
02/03/2021	JPMorgan Chase	USD	736,760	EUR	622,923	(24,864)
02/03/2021	JPMorgan Chase	USD	745,736	EUR	630,512	(25,166)
02/03/2021	JPMorgan Chase	USD	796,585	EUR	673,505	(26,882)
02/03/2021	JPMorgan Chase	USD	516,072	GBP	393,960	(22,808)
02/03/2021	JPMorgan Chase	USD	376,029	JPY	38,957,271	(1,420)
02/03/2021	JPMorgan Chase	USD	419,308	JPY	43,441,045	(1,584)
02/03/2021	JPMorgan Chase	USD	1,130,474	JPY	117,119,139	(4,270)
Subtotal JPMorgan Chase						(157,501)
Subtotal - Open forward currency contracts with unrealized depreciation						$(350,540)
Net unrealized appreciation (depreciation) on forward currency contracts						$(241,494)

(a)	Affiliated company (See Note Three, Transactions with Affiliated Companies).
(b)	Non-income producing.
(c)	The rate presented is the 7-day current yield as of December 31, 2020.

ADR	American Depositary Receipt
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

10    ARIELINVESTMENTS.COM

Notes to the schedules of investments
12/31/20 (UNAUDITED)

NOTE One  |  ORGANIZATION
Ariel Investment Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, Ariel International Fund and Ariel Global Fund (each, a “Fund” and collectively, the “Funds”) are series of the Trust. Ariel Focus Fund is a non-diversified Fund, all other Funds are diversified. The Funds issue two classes of shares: an Investor Class and an Institutional Class.
The Northern Trust Company (“Northern Trust”) provides fund administration and tax reporting services for the Funds in its role as sub-fund administrator engaged by the Adviser for Ariel Fund, Ariel Appreciation Fund and Ariel Focus Fund and as fund administrator engaged by the Trust for Ariel International Fund and Ariel Global Fund. Northern Trust also acts as the Funds' accounting agent and custodian. U.S. Bank Global Fund Services serves as the Funds' transfer agent.
NOTE Two  |  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies related to investments of the Funds held at December 31, 2020.
Securities valuation—Securities for which market quotations are readily available are valued at the last sale price on the national securities exchange on which such securities are primarily traded and, in the case of securities reported on the Nasdaq system, are valued based on the Nasdaq Official Closing Price. If a last sale price or a closing price is not reported, a security shall be valued using i) the closing price on another exchange on which the security traded (if such price is made available by the pricing vendor) or ii) the mean between the bid and ask prices for securities for which reliable bid and ask quotations are available.
Certain common stocks that trade on foreign exchanges are subject to valuation adjustments to account for the market movement between the close of a foreign market in which the security is traded and the close of the New York Stock Exchange. In the event the Funds become aware of a significant event that may materially affect the value of a security, a fair value of such security will be determined in accordance with procedures established by the Board of Trustees.
Investments in money market funds are valued at their closing net asset value each business day.
Debt securities having a maturity over 60 days are valued using evaluated prices or matrix pricing methods determined by a pricing service which take into consideration factors such as yield, maturity, ratings, and traded prices in identical or similar securities. Short-term debt obligations having a maturity of 60 days or less are valued at amortized cost, so long as it approximates fair value.
Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.
Fair value measurements—Accounting Standards CodificationTM Topic 820-10 (ASC 820-10) establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, “quoted” prices in inactive markets, dealer indications, and inputs corroborated by observable market data)
Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following tables summarize the inputs used as of December 31, 2020, in valuing the Funds’ investments carried at fair value:
	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund
Level 1	$2,008,851,570	$1,175,607,164	$53,229,468
Level 2	—	—	—
Level 3	—	—	—
Total Investments	$2,008,851,570	$1,175,607,164	$53,229,468

800.292.7435    11

Notes to the schedules of investments (continued)
12/31/20 (UNAUDITED)

  Industry classifications for Ariel Fund, Ariel Appreciation Fund, and Ariel Focus Fund are included in the Schedules of Investments for the   respective Fund.
Ariel International Fund	Level 1	Level 2*	Level 3	Total
Common stocks
Communication services	$64,039,093	$110,835,254	$—	$174,874,347
Consumer discretionary	33,464,660	42,806,136	—	76,270,796
Consumer staples	77,177,496	22,940,341	—	100,117,837
Energy	6,011,741	—	—	6,011,741
Financials	16,287,526	56,767,465	—	73,054,991
Health care	37,508,561	71,095,857	—	108,604,418
Industrials	8,175,089	10,092,339	—	18,267,428
Information technology	12,048,171	7,517,021	—	19,565,192
Real estate	—	5,224,114	—	5,224,114
Utilities	43,074,344	34,309,366	—	77,383,710
Total common stocks	$297,786,681	$361,587,893	$—	$659,374,574
Investment companies	8,617,619	—	—	8,617,619
Short-term investments	49,288,335	—	—	49,288,335
Total investments	$355,692,635	$361,587,893	$—	$717,280,528
Other financial instruments
Forward currency contracts ^	$—	$3,987,780	$—	$3,987,780
Ariel Global Fund	Level 1	Level 2*	Level 3	Total
Common stocks
Communication Services	$19,872,916	$8,125,545	$—	$27,998,461
Consumer Discretionary	7,271,619	3,916,360	—	11,187,979
Consumer staples	8,836,462	4,168,827	—	13,005,289
Financials	8,699,583	6,192,957	—	14,892,540
Health care	20,180,778	10,648,277	—	30,829,055
Industrials	555,650	313,656	—	869,306
Information technology	19,554,313	1,432,667	—	20,986,980
Real estate	1,261,236	205,600	—	1,466,836
Utilities	3,990,035	1,698,001	—	5,688,036
Total common stocks	$90,222,592	$36,701,890	$—	$126,924,482
Short-term investments	10,209,445	—	—	10,209,445
Total investments	$100,432,037	$36,701,890	$—	$137,133,927
Other financial instruments
Forward currency contracts ^	$—	$(241,494)	$—	$(241,494)

* As of December 31, 2020, the Level 2 investments held were securities subject to fair valuation due to market holidays and forward currency contracts. See Schedules of Investments.
^Forward currency contracts derive their value from underlying exchange rates. These instruments are normally valued by pricing vendors using pricing models. The pricing models typically use inputs that are observed from trading in active forward foreign currency markets. As such, forward currency contracts are categorized as Level 2. The value of forward currency contracts that is disclosed in this table is equal to the difference between Open forward currency contracts with unrealized appreciation and Open forward currency contracts with unrealized depreciation shown in the Schedules of Investments.
Foreign currency—Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars on a daily basis using exchange rates obtained from an independent third party.
Forward currency contracts—Ariel International Fund and Ariel Global Fund enter into forward currency contracts to provide the appropriate currency exposure related to protecting the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with a Fund’s use of these contracts is that a counterparty will fail to fulfill its obligation to pay

12    ARIELINVESTMENTS.COM

Notes to the schedules of investments (continued)
12/31/20 (UNAUDITED)

gains due to the Fund under the contracts. This counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties. Forward currency contracts are “marked-to-market” daily, and as noted above, any resulting unrealized gain (loss) is recorded as Net unrealized appreciation (depreciation) on forward currency contracts as disclosed in the Schedules of Investments.
Securities transactions—Securities transactions are accounted for on a trade date basis.
NOTE Three  |  TRANSACTIONS WITH AFFILIATED COMPANIES
If a fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate of a fund as defined in the 1940 Act. The following transactions were made during the period ended December 31, 2020, with securities that are or were affiliated companies:
	Share activity				Three months ended December 31, 2020
Security name	Balance September 30, 2020	Purchases	Sales	Balance December 31, 2020	Value	Dividends credited to income	Amount of gain (loss) realized on sale of shares	Amount of change in unrealized gain (loss) on shares	Percent of net assets
Ariel Fund
U.S. Silica Holdings, Inc. (Basic materials)	5,477,884	—	357,300	5,120,584	$35,946,500	$—	$(5,481,164)	$27,549,946	1.8%

800.292.7435    13

Board of trustees (unaudited)

Name and age	Position(s) held with Fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Other directorships
INDEPENDENT TRUSTEES:
William C. Dietrich	Lead Independent Trustee, Chair of Executive Committee, Member of Management Contracts and Audit Committees	Indefinite, until successor elected Trustee since 1986; Member of Management Contracts Committee and Audit Committee since 1986; Lead Independent Trustee and Executive Committee Chair since 2014	Retired Executive Director, Shalem Institute for Spiritual Formation, Inc., 2006 to 2009
Age: 71
Eric H. Holder, Jr.	Trustee, Member of Management Contracts and Governance Committee	Indeﬁnite, until successor elected Trustee since 2019; Member of Management Contracts Committee since 2019; Governance Committee since 2020	Partner, Covington & Burling since 2015; U.S. Attorney General, 2009 to 2015
Age: 69
Christopher G. Kennedy	Trustee, Chair of Audit Committee, Member of Management Contracts, Governance, and Executive Committees	Indeﬁnite, until successor elected
Trustee since 1994; Member of Management Contracts Committee and Governance Committee since 1995; Audit
		Committee Chair since 2014 (member since 1995); Member of Executive Committee since 2015	Chair, Joseph P. Kennedy Enterprises, Inc. since 2012; Founder and Chair, Top Box Foods since 2012	Interface Inc.; Knoll, Inc.
Age: 57
Kim Y. Lew	Trustee, Member of Management Contracts and Audit Committees	Indeﬁnite, until successor elected Trustee since 2014; Member of Management Contracts Committee and Audit Committee since 2014	President and Chief Executive Officer of the Columbia Investment Management Company since 2020; Vice President and Chief Investment Ofﬁcer, Carnegie
Corporation of New York
2016 to 2020; Vice President and Co-Chief Investment Officer, Carnegie Corporation of New York, 2011 to 2016
Age: 54
William M. Lewis, Jr.	Trustee, Chair of Governance Committee, Member of Management Contracts Committee	Indeﬁnite, until successor elected Trustee since 2007; Member of Management Contracts Committee since 2007; Governance Committee Chair since 2019 (member since 2018)	Managing Director and Co-Chair of Investment Banking, Lazard Ltd. since 2004
Age: 64
Stephen C. Mills	Trustee, Member of Management Contracts and Audit Committees	Indeﬁnite, until successor elected Trustee since 2015; Management Contracts Committee since 2015; Audit Committee since 2019	President of Basketball Operations, New York Knicks, 2017 to 2020; NBA Alternate Governor, New York Knicks, 2013 to 2020; General Manager, New York Knicks, 2013 to 2017	Selective Insurance Group, Inc.; Madison Square Garden Sports Corp.; and MSG Networks Inc.
Age: 61
James M. Williams	Trustee, Chair of Management Contracts Committee, Member of Governance Committee	Indeﬁnite, until successor elected Trustee since 2006; Management Contracts Committee Chair since 2007; Member of Governance Committee since 2013	Vice President and Chief Investment Ofﬁcer, J. Paul Getty Trust since 2002	SEI Mutual Funds (Mr. Williams oversees a total of 98 SEI Mutual Fund portfolios)
Age: 73
INTERESTED TRUSTEES:
Mellody L. Hobson	Chair of the Board of Trustees and President, Member of Executive Committee	Indeﬁnite, until successor elected Trustee since 1993; President since 2002; Chair since 2006	Co-CEO since 2019 and President since 2000, Ariel Investments, LLC	Starbucks Corporation; JPMorgan Chase & Co.
Age: 51
John W. Rogers, Jr.	Trustee	Indeﬁnite, until successor elected Trustee since 2000 and from 1986 to 1993	Founder, Chairman, Chief Investment Officer since 1983, and Co-CEO since 2019 (formerly CEO, 1983-2019) Ariel Investments, LLC; Lead Portfolio Manager, Ariel Fund since 1986 and Co-Portfolio Manager, Ariel Appreciation Fund since 2002	McDonald’s Corporation; Nike, Inc.; The New York Times Company
Age: 62
Note: Number of portfolios in complex overseen by all Trustees is five. Address for all Trustees is 200 East Randolph Street, Suite 2900, Chicago, IL 60601-6505.
The Statement of Additional Information (SAI) for Ariel Investment Trust includes additional information about the Funds’ Trustees. The SAI is available without charge by calling 800.292.7435 or by logging on to our website, arielinvestments.com.

14    ARIELINVESTMENTS.COM

Officers (unaudited)

Name and age	Position(s) held with Fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Other directorships
Mareilé B. Cusack	Vice President, Anti-Money Laundering Ofﬁcer and Secretary	Indeﬁnite, until successor elected Vice President since 2008; Anti-Money Laundering Ofﬁcer since 2010; Secretary since 2014	Chief Privacy Officer, Ariel Investments, LLC since 2019; Senior Vice President, Ariel Investments, LLC since 2012; Anti-Money Laundering Officer, Ariel Investments, LLC since 2010; General Counsel, Ariel Investments, LLC since 2008; Secretary, Ariel Investments, LLC, since 2007
Age: 62
Wendy D. Fox	Chief Compliance Ofﬁcer and Vice President	Indeﬁnite, until successor elected Chief Compliance Officer and Vice President since 2014	Senior Vice President, Ariel Investments, LLC, since 2017; Chief Compliance Ofﬁcer, Ariel Investments, LLC since 2004; Vice President, Ariel Investments, LLC, 2004 to 2017
Age: 58
James R. Rooney	Chief Financial Officer, Vice President and Treasurer	Indeﬁnite, until successor elected Chief Financial Officer, Vice President and Treasurer since 2015	Senior Vice President, Fund Administration, Ariel Investments, LLC since 2017; Vice President, Fund Administration, Ariel Investments, LLC, 2015 to 2017
Age: 62
Note: Number of portfolios in complex overseen by all Ofﬁcers is five. Address for all ofﬁcers is 200 East Randolph Street, Suite 2900, Chicago, IL 60601-6505.

800.292.7435    15